General and Administrative Costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
General and Administrative Costs
General and administrative costs	€ 3,283	€ 3,315	€ 9,748	€ 11,486